CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Statement of cash flows [abstract]
(Loss) profit before tax	£ (602)	£ 1,496	£ 2,897
Adjustments for:
Change in operating assets	(14,306)	5,269	(16,318)
Change in operating liabilities	41,412	(11,988)	15,630
Non-cash and other items	2,125	5,513	10,060
Tax paid	(726)	(721)	(557)
Net cash provided by (used in) operating activities	27,903	(431)	11,712
Cash flows from investing activities
Purchase of financial assets	(7,115)	(1,112)	(8,618)
Proceeds from sale and maturity of financial assets	5,239	3,057	6,574
Purchase of fixed assets	(1,314)	(1,576)	(1,866)
Proceeds from sale of fixed assets	440	756	676
Acquisition of businesses, net of cash acquired	(10)	(15)	(6)
Net cash (used in) provided by investing activities	(2,760)	1,110	(3,240)
Cash flows from financing activities
Dividends paid to ordinary shareholders		(789)	(1,523)
Distributions on other equity instruments	(234)	(215)	(251)
Dividends paid to non-controlling interests		(47)	(91)
Interest paid on subordinated liabilities	(682)	(512)	(666)
Proceeds from issue of subordinated liabilities	280
Proceeds from issue of other equity instruments		498	395
Proceeds from issue of ordinary shares	133	16	20
Share buyback		(401)	(694)
Repayment of subordinated liabilities	(1,769)	(303)	(515)
Redemption of other equity instruments			(1,481)
Net cash used in financing activities	(2,272)	(1,753)	(4,806)
Effects of exchange rate changes on cash and cash equivalents	4	(5)
Change in cash and cash equivalents	22,875	(1,079)	3,666
Cash and cash equivalents at beginning of period	57,811	58,890	55,224
Cash and cash equivalents at end of period	80,686	57,811	58,890
Groups life funds	£ 55	£ 49	£ 29